Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2019
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Investments in associates and joint ventures
21. Investments in associates and joint ventures

	Joint ventures	Associates	2019 Total	Joint ventures	Associates	2018 Total
	£m	£m	£m	£m	£m	£m
At 1 January	19	217	236	13	170	183
Exchange adjustments	(1)	(9)	(10)	1	11	12
Additions	16	11	27	1	9	10
Disposals	(1)	—	(1)	—	—	—
Distributions received	—	(7)	(7)	—	(40)	(40)
Other movements	(7)	2	(5)	1	39	40
Profit/(loss) after tax recognised in the consolidated income statement	(11)	85	74	3	28	31

At 31 December	15	299	314	19	217	236

The Group held one significant associate at 31 December 2019, Innoviva, Inc. At 31 December 2019, the Group owned 32 million shares or 31.6% of Innoviva, which is a biopharmaceutical company listed on NASDAQ. Innoviva partnered with GSK in the development of the long acting beta agonist, vilanterol, and currently receives royalty income from sales of products that contain this component, namely
Relvar/Breo Ellipta and Anoro Ellipta
. It also has a 15% economic interest in royalties paid by GSK on sales of
Trelegy Ellipta
. The remaining 85% of the economic interest in these royalties is held by Theravance Biopharma Inc., in which the Group holds 17% of the common stock. The investment in Innoviva had a market value of £343 million at 31 December 2019 (2018 – £440 million).
Summarised balance sheet information, based on information published post the balance sheet date, in respect of Innoviva is set out below:

	At 31 December	At 31 December
	2019	2018
	£m	£m
Non-current assets	222	275
Current assets	326	157

Current liabilities	(4)	(4)
Non-current liabilities	(286)	(302)

Net assets	258	126

The carrying value of the Group’s investment in Innoviva is analysed as follows:

	2019	2018
	£m	£m
Interest in net assets of associate	82	40
Goodwill	88	91
Fair value and other adjustments	91	58

Carrying value at 31 December	261	189